Consolidated statement of financial position - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020 [1]
Current assets:
Cash and cash equivalents		€ 699,326	€ 422,580
Investments		158,908	59,350
Trade accounts receivables		132,078	79,005
Accounts receivables from associated companies and other long-term investments		2,643	8,891
Inventories		25,793	13,585
Current tax receivables		23,419	21,718
Contract assets		18,614	12,607
Other current financial assets		264	10,704
Prepaid expenses and other current assets		39,895	30,404
Total current assets		1,100,940	658,844
Non-current assets:
Long-term investments		268,793	19,289
Long-term investments accounted for using the equity method		13,068	39,710
Property, plant and equipment		484,597	337,297
Intangible assets, excluding goodwill		30,851	98,036
Goodwill		257,569	247,370
Deferred tax asset		17,359	24,392
Non-current tax receivables		55,966	36,485
Other non-current financial assets		5,148	22
Other non-current assets		870	892
Total non-current assets		1,134,221	803,493
Total assets		2,235,161	1,462,337
Current liabilities:
Current loan liabilities		36,136	15,392
Current portion of lease obligations		14,473	14,616
Trade accounts payable		72,598	42,549
Provisions		39,260	41,848
Contract liabilities		112,061	66,477
Deferred income		14,718	4,172
Current income tax payables		10,596	3,362
Other current financial liabilities		12,115
Other current liabilities		12,559	20,043
Total current liabilities		324,516	208,459
Non-current liabilities:
Non-current loan liabilities		326,344	331,019
Long-term lease obligations		135,964	130,938
Deferred tax liabilities		17,688	20,399
Provisions		18,021	20,731
Contract liabilities		33,476	22,437
Deferred income		1,000	3,693
Other non-current financial liabilities		467	205
Total non-current liabilities		532,960	529,422
Stockholders' equity:
Share capital	[2]	176,608	163,915
Additional paid-in capital		1,430,136	1,030,702
Accumulated other comprehensive income		(12,638)	(37,522)
Accumulated deficit		(216,421)	(432,639)
Equity attributable to shareholders of Evotec SE		1,377,685	724,456
Total stockholders' equity		1,377,685	724,456
Total liabilities and stockholders' equity		€ 2,235,161	€ 1,462,337

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”
[2]	176,608,195 and 163,914,741 shares issued and outstanding in 2021 and 2020, respectively